SHORT-TERM INVESTMENTS - Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Term deposits	$ 845	5,266	5,088
Term deposit period				3 months	1 year